CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Common Class A [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	11,250,000	10,000,000
Ordinary shares, shares outstanding	11,250,000	10,000,000
Common Class B [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	580,000	0
Ordinary shares, shares outstanding	580,000	0